Reynders, McVeigh Core Equity Fund
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS — 98.55% Shares Fair Value
Cayman Islands — 1.36%
Consumer Discretionary — 1.36%
SharkNinja, Inc.
(a)
16,000 $ 1,368,000
Total Cayman Islands 1,368,000
Denmark — 2.46%
Health Care — 0.99%
Novo Nordisk A/S, Class B - ADR 20,138 996,025
Materials — 1.47%
Novozymes A/S, Class B 24,904 1,488,236
Total Denmark 2,484,261
France — 8.66%
Consumer Staples — 3.16%
Danone 25,000 2,209,798
L'Oreal S.A. 2,332 974,870
3,184,668
Industrials — 5.50%
Nexans SA 17,500 2,461,095
Schneider Electric SE 10,925 3,099,300
5,560,395
Total France 8,745,063
Norway — 1.21%
Industrials — 1.21%
TOMRA Systems ASA 99,382 1,216,592
Total Norway 1,216,592
Switzerland — 2.88%
Health Care — 2.88%
Alcon, Inc. 20,000 1,477,800
CRISPR Therapeutics AG
(a)
22,300 1,426,977
2,904,777
Total Switzerland 2,904,777
United Kingdom — 4.82%
Consumer Staples — 1.91%
Unilever PLC - ADR 32,000 1,926,080
Technology — 2.91%
ARM Holdings PLC - ADR
(a)
6,500 1,103,830
RELX PLC - ADR 41,500 1,835,960
2,939,790
Total United Kingdom 4,865,870

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2025 (Unaudited)
COMMON STOCKS — 98.55% - continued Shares Fair Value
United States — 77.16%
Communications — 4.90%
Alphabet, Inc., Class A 10,000 $ 2,811,900
T-Mobile US, Inc. 10,150 2,132,008
4,943,908
Consumer Discretionary — 5.42%
Airbnb, Inc., Class A
(a)
13,000 1,645,020
Home Depot, Inc. (The) 4,500 1,708,155
Interface, Inc. 85,000 2,116,500
5,469,675
Consumer Staples — 1.91%
McCormick & Co., Inc. 30,000 1,924,800
Financials — 6.79%
MasterCard, Inc., Class A 4,634 2,557,922
Rocket Companies, Inc., Class A 110,000 1,832,600
SoFi Technologies, Inc.
(a)
83,000 2,463,440
6,853,962
Health Care — 10.21%
Abbott Laboratories 18,912 2,337,901
Becton, Dickinson and Co. 9,777 1,747,247
Danaher Corp. 7,099 1,528,983
GRAIL, Inc.
(a)
22,600 2,077,618
Stryker Corp. 3,500 1,246,840
Vertex Pharmaceuticals, Inc.
(a)
3,200 1,361,824
10,300,413
Industrials — 14.69%
Carrier Global Corp. 42,100 2,504,529
NEXTracker, Inc., Class A
(a)
20,000 2,024,400
Rockwell Automation, Inc. 8,101 2,984,084
UL Solutions, Inc., Class A 45,500 3,543,085
Veralto Corp. 19,266 1,901,169
Xylem, Inc. 12,433 1,875,518
14,832,785
Materials — 3.63%
AptarGroup, Inc. 13,158 1,526,460
Crown Holdings, Inc. 22,000 2,137,960
3,664,420

Reynders, McVeigh Core Equity Fund
Schedule of Investments (continued)
October 31, 2025 (Unaudited)
COMMON STOCKS — 98.55% - continued Shares Fair Value
Technology — 29.61%
Analog Devices, Inc. 9,044 $ 2,117,472
Apple, Inc. 10,935 2,956,496
Applied Materials, Inc. 11,000 2,564,100
Broadcom, Inc. 7,000 2,587,410
Cloudflare, Inc., Class A
(a)
6,750 1,709,775
Enovix Corp.
(a)
85,714 1,027,711
International Business Machines Corp. 9,050 2,782,060
Microsoft Corp. 8,275 4,284,878
Nvidia Corp. 30,640 6,204,293
Salesforce, Inc. 6,500 1,692,665
Uber Technologies, Inc.
(a)
20,300 1,958,950
29,885,810
Total United States 77,875,773
Total Common Stocks (Cost $62,713,908) 99,460,336
CERTIFICATES OF DEPOSIT — 0.07%
Principal
Amount Fair Value
Latino Community Credit Union, 4.20%, 12/12/2025 $ 25,000 25,000
Walden Mutual Bank, 3.32%, 8/21/2026 50,000 49,851
Total Certificates of Deposit (Cost $75,000) 74,851
Total Investments — 98.62% (Cost $62,788,908) 99,535,187
Other Assets in Excess of Liabilities — 1.38% 1,394,874
NET ASSETS — 100.00% $ 100,930,061
(a) Non-income producing security.
ADR - American Depositary Receipt